Reclassifications from Accumulated Other Comprehensive Income (Loss) to Condensed Consolidated Statement of Income (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate swap										$ (13,009)
Loss before income taxes										(36,687)
Tax effect										2,039
Net loss attributable to Tidewater Inc.		$ (15,693)	$ (23,573)							(39,266)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss before income taxes										169
Net loss attributable to Tidewater Inc.										169
Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities										$ 169
Predecessor
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate swap									$ (11,179)			$ (75,026)
Loss before income taxes									(1,648,143)		$ (558,359)	(643,614)
Tax effect									(1,234)		4,680	6,397
Net loss attributable to Tidewater Inc.	$ (1,122,475)			$ (524,434)	$ (94,855)	$ (297,676)	$ (178,490)	$ (89,097)	(1,646,909)		$ (565,263)	(660,118)
Predecessor | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss before income taxes									106			2,935
Tax effect												1,027
Net loss attributable to Tidewater Inc.									106			1,908
Predecessor | Reclassification out of Accumulated Other Comprehensive Income | Available for Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains on available for sale securities									$ 106			582
Predecessor | Reclassification out of Accumulated Other Comprehensive Income | Interest Rate Swaps
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest rate swap												$ 2,353